Revenues (By Significant Types of Films) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Sales	$ 51,610	¥ 336,755	¥ 335,620	¥ 333,522
Percent of Total	100.00%	100.00%	100.00%	100.00%
Stamping and Transfer Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	$ 14,629	¥ 95,459	¥ 116,681	¥ 129,548
Percent of Total	28.30%	28.30%	34.80%	38.90%
Printing Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	$ 3,367	¥ 21,968	¥ 33,877	¥ 30,686
Percent of Total	6.50%	6.50%	10.10%	9.20%
Metallized Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	$ 602	¥ 3,927	¥ 5,493	¥ 4,373
Percent of Total	1.20%	1.20%	1.60%	1.30%
Specialty Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	$ 31,370	¥ 204,686	¥ 162,432	¥ 148,801
Percent of Total	60.80%	60.80%	48.40%	44.60%
Base Film For Other Applications [Member]
Disaggregation of Revenue [Line Items]
Net Sales	$ 1,642	¥ 10,715	¥ 17,137	¥ 20,114
Percent of Total	3.20%	3.20%	5.10%	6.00%